Movement in Provision for Credit Card and Debit Card Reward Points (Detail) - Debit and Credit Cards Reward Points ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Valuation and Qualifying Accounts Disclosure [Line Items]
Opening provision of reward points	₨ 7,341.5	$ 100.4	₨ 6,030.9
Provision made during the year	3,752.1	51.3	5,356.0
Utilization/write back of provision	(4,026.7)	(55.1)	(3,868.8)
Closing provision of reward points	6,387.9	87.3	7,341.5
Change in Rate of Accrual of Reward Points
Valuation and Qualifying Accounts Disclosure [Line Items]
Effect of change in rate of accrual of points/cost of reward	₨ (679.0)	$ (9.3)	₨ (176.6)